Finance costs - Additional information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Detailed Information About Finance Cost [Line Items]
Decrease in other expense	₨ 1,849	₨ 1,421	₨ 373
Increase in cash outflows from financing activities due to reclassification	1,293	1,119	69
Increase of cash inflows from operating activities due to reclassification	1,293	1,119	69
Increase In Finance Cost [Member]
Detailed Information About Finance Cost [Line Items]
Increase in Finance cost	₨ 1,849	₨ 1,421	₨ 373